SUBSEQUENT EVENTS (Details) - Distributions - CAD ($) $ / shares in Units, $ in Millions	Mar. 15, 2024	Feb. 15, 2024
Distributions to stapled unitholders
Distributions declared		$ 17.4
Distributions declared (in cad per unit)	$ 0.2750	$ 0.2750